Principal                                                Principal Life
   Financial                                             Insurance Company
   Group
                                                         Princor Financial
                                                         Services Corporation
May 16, 2001




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Principal Life Insurance Company Separate Account B
Flexible Variable Annuity Contract with Purchase Payment Credit Rider File No. 333-40254


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Separate Account hereby certifies that the form of prospectus that would have been filed on behalf of the Separate Account pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Separate Account's Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on April 25, 2001.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-451-5447, ext. 75477.

Sincerely



Kathy Arterburn
Registered Products Associate

/ksa

The Principal Home Office: Des Moines, Iowa USA 50392-0200 (800) 451-5447 Securities offered through Princor Financial Services Corporation, Des Moines, IA 50392-0200 FAX (515) 248-4745 Principal Life and Princor are members of the Principal Financial Group